Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000205825 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000205825 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205825 | 512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205825 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205825 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205825 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205825 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205825 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000205825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000205825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000161987 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161987 | 55024U109 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161987 | 693282105 | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161987 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161987 | 126349109 | CSG Systems International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161987 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161987 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161987 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161987 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 29355X107 | Enpro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161987 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000161987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161987 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000161987 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000131830 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131830 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131830 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131830 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131830 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131830 | 512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131830 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131830 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131830 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131830 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000131830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000131830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000237915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237915 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000237915 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000237915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000237915 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000255350 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255350 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255350 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255350 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255350 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000255350 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000255350 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000255350 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255350 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000123870 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000123870 | 09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000123870 | 26923N397 | SMI 3Fourteen Real Asset Allocation ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000123870 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000123870 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000123870 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123870 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123870 | 808524680 | Schwab Long-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123870 | 808524631 | Schwab High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123870 | 00191K351 | AQR Diversifying Strategies Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123869 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000123869 | 09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000123869 | 26923N397 | SMI 3Fourteen Real Asset Allocation ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123869 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123869 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123869 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123869 | 464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000123869 | 00761L102 | Aegis Value Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123869 | 61744J861 | Morgan Stanley Growth Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123869 | 90290T809 | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123868 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123868 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000123868 | 464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000123868 | 00761L102 | Aegis Value Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000123868 | 90290T809 | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000123868 | 61744J861 | Morgan Stanley Institutional Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000123868 | 132061409 | Cambria Global Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000123868 | 61744J309 | Morgan Stanley Institutional Fund, Inc., Inception Portolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000123868 | 466001203 | Delaware Ivy Large Cap Growth Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123868 | 544006505 | Lord Abbett Developing Growth Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%